Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Schedule of intangible assets

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Cost:
Computer software	22,163	1,656	23,819	1,716
Developed technologies	117	—	117	—
Customer relationship	1,103	1,032	2,135	1,032
Brand name	—	1,162	1,162	1,162
Contract backlog	—	585	585	585
Advertising contract	53,287	—	53,287	—
Total cost	76,670	4,435	81,105	4,495
Less: Accumulated amortization	(27,501)	(3,408)	(30,909)	(3,408)
Less: Accumulated impairment losses	(49,171)	(1,048)	(50,219)	(1,048)
Exchange differences	2	21	23	21
Intangible assets, net	—	—	—	60

Schedule of amortization expense recognized

	For the years ended December 31,
	2022			2023	2024
	Discontinued	Continuing		Continuing	Continuing
	operations	operations	Total	operations	operations
Cost of revenues	2,071	712	2,783	548	—
Sales and marketing expenses	3	19	22	13	—
General and administrative expenses	183	2	185	5	—
	2,257	733	2,990	566	—